ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the entity's subsidiaries and VIE and VIE's significant subsidiaries

As of December 31, 2013, details of the Company’s subsidiaries and VIE and VIE’s significant subsidiaries and schools were as follows:

Place of
	Incorporation	establishment/
Name	or acquisition date	incorporation	Legal ownership

Subsidiaries:
Xuecheng Century (Beijing) Information Technology Co., Ltd. (“Xuecheng Century”)	Aug 17, 2009	PRC	100%
China Xueda Corporation Limited (“Xueda HK”)	May 13, 2009	Hong Kong	100%
Beijing Xueda Education & Training Consulting Co., Ltd.	Oct 31, 2011	PRC	100%

VIE:
Beijing Xueda Information Technology Co., Ltd. (“Xueda Information”)	Jul 13, 2009	PRC	Nil*

VIE’s significant subsidiaries and schools:
Taiyuan Xueda Education & Training School(1)	Dec 8, 2008	PRC	Nil*
Nanchang Xueda Education & Training School(1)	Apr 20, 2009	PRC	Nil*
Qingdao Xueda Pre-exam Tutoring School(1)	Jun 10, 2009	PRC	Nil*
Suzhou Xuecheng Information Technology Co., Ltd.	Sep 28, 2009	PRC	Nil*
Wuhan Xueda Information Technology Co., Ltd.	Oct 12, 2009	PRC	Nil*
Wuxi Xueda Information Technology Co., Ltd.	Oct 15, 2009	PRC	Nil*
Hohhot Xueda Information Technology Co., Ltd.	Oct 21, 2009	PRC	Nil*
Tianjin Xueda Educational Information Consulting Co., Ltd.	Oct 26, 2009	PRC	Nil*
Beijing Xuecheng Shidai Information Technology Co., Ltd.	Oct 28, 2009	PRC	Nil*
Changsha Xuezhi Information Technology Co., Ltd.	Nov 3, 2009	PRC	Nil*
Kunming Xueda Information Technology Co., Ltd.	Nov 6, 2009	PRC	Nil*
Guangzhou Xueda Educational Technology Co., Ltd.	Nov 24, 2009	PRC	Nil*
Shenzhen Xueda Information Technology Co., Ltd.	Nov 25, 2009	PRC	Nil*
Chengdu Xueda Information Technology Co., Ltd.	Nov 30, 2009	PRC	Nil*
Jinan Xueda Education & Training School(1)	Dec 17, 2009	PRC	Nil*
Beijing Xicheng Xueda Training School(1)	Feb 1, 2010	PRC	Nil*
Dalian Shahekou Xueda Education & Training School(1)	Mar 5, 2010	PRC	Nil*
Hangzhou Xueda Education Consulting Co., Ltd.	Mar 9, 2010	PRC	Nil*
Beijing Weland International Education and Technology Corp.	Jun 1, 2012	PRC	Nil*
Guiyang Xueda Information Technology Co., Ltd.	Apr 9, 2010	PRC	Nil*
Fuzhou Gulou Xueda Education & Training School(1)	Apr 26, 2010	PRC	Nil*
Shijiazhuang Yuhua District Xueda Education & Training School(1)	Apr 26, 2010	PRC	Nil*
Beijing Dongcheng Xueda Training School(1)	May 27, 2010	PRC	Nil*
Changchun Xueda Education & Training School(1)	Jun 11, 2010	PRC	Nil*
Xi’an Xueda Education & Training School(1)	Jun 18, 2010	PRC	Nil*
Shenyang Xueda Education & Training School(1)	Aug 10, 2010	PRC	Nil*
Nanjing Xueda Education & Training School(1)	Sep 30, 2010	PRC	Nil*
Nantong Chongchuan District Xueda Education Training School(1)	Nov 19, 2010	PRC	Nil*
Xi’an Beilin District Xueda Education Training School(1)	Dec 14, 2010	PRC	Nil*
Shanghai Jinshan District Xueda Education School of Continuing Studies(1)	Dec 16, 2010	PRC	Nil*
Hefei Xueda Education Training Department(1)	Dec 27, 2010	PRC	Nil*
Beijing Chaoyang Xueda Training School(1)	Jan 25, 2011	PRC	Nil*
Xi’an Yanta Xueda Education & Training School(1)	Feb 24, 2011	PRC	Nil*
Beijing Haidian Xueda Training School(1)	May 31, 2011	PRC	Nil*

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                 These private schools are established and controlled by Xueda Information or its subsidiaries.  Under PRC laws and regulations, entities who establish private schools are commonly referred to as “sponsors” instead of “owners” or “shareholders”.  The economic substance of “sponsorship” in respect of private schools is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

Schedule of financial information of the entity's VIE and VIE's subsidiaries

	2012	2013

Cash and cash equivalents	61,418	56,947
Prepaid expense and other current assets	11,402	12,902
Total current assets	107,348	129,836
Total assets	154,133	175,603
Deferred revenue	133,792	133,854
Total current liabilities	132,407	142,539
Total liabilities	161,313	172,522
Total equity	(7,180)	3,081

	Years ended December 31,
	2011	2012	2013

Net revenues	223,379	294,047	347,047
Net (loss) income	(2,056)	6,282	10,089
Net cash provided by operating activities	17,355	48,370	43,003
Net cash used in investing activities	(7,095)	(37,363)	(48,532)